CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018
Current assets:
Cash and cash equivalents (note 5)	$ 64,126	$ 46,657
Trade accounts receivable (note 6)	320,931	317,159
Income taxes receivable	0	1,689
Inventories (note 7)	1,052,052	940,029
Prepaid expenses, deposits and other current assets	77,064	77,377
Total current assets	1,514,173	1,382,911
Non-current assets:
Property, plant and equipment (note 8)	994,980	990,475
Right-of-use assets	73,539	0
Intangible assets (note 10)	383,864	393,573
Goodwill	227,865	227,362
Deferred tax assets	9,917	0
Other non-current assets	6,732	10,275
Total non-current assets	1,696,897	1,621,685
Total assets	3,211,070	3,004,596
Current liabilities:
Accounts payable and accrued liabilities	406,631	346,985
Income taxes payable	1,255	0
Current lease liabilities	14,518
Total current liabilities	422,404	346,985
Non-current liabilities:
Long-term debt (note 11)	845,000	669,000
Non-current lease liabilities	66,982
Deferred income taxes (note 18)	0	12,623
Other non-current liabilities (note 12)	42,190	39,916
Total non-current liabilities	954,172	721,539
Total liabilities	1,376,576	1,068,524
Equity (note 13):
Share capital	174,218	159,858
Contributed surplus	32,769	32,490
Retained earnings	1,628,042	1,740,342
Accumulated other comprehensive income	(535)	3,382
Total equity attributable to shareholders of the Company	1,834,494	1,936,072
Total liabilities and equity	$ 3,211,070	$ 3,004,596